Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions
Related Party Transactions

13.Related Party Transactions

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Shenyang Bokai Network Technology Co., Ltd. (“Shenyang Bokai”)	Entity controlled by management

Amounts due from related parties as of December 31, 2022 and June 30, 2023 were as follows:

	As of December 31,	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Amounts due from related parties：
Hainan Huiliu	3,876	1,430	197

Amounts due from Hainan Huiliu were unsecured, interest-free and have fixed terms of repayment, which were advance made.

Transactions with related parties for the years ended December 31, 2022 and June 30, 2023:

	Six Months End June 30,
	2022	2023	2023
	RMB	RMB	US$
Labor consulting service received from:
Hainan Huiliu	41,747	21,693	2,992
Shenyang Bokai	1,388	—	—
Total	43,135	21,693	2,992

The Company received labor recruitment services from Hainan Huiliu and Shenyang Bokai and recorded labor recruitment cost in cost of revenues.